Notes Related to the Consolidated Statements of Financial Position - Summary of Other Non-current Financial Assets (Detail) - EUR (€) € in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Categories Of Noncurrent Financial Assets [Abstract]
Deposits related to leased premises	€ 446	€ 168	€ 132
Advance payments to suppliers	510
Other	91	67
Total other non-current financial assets	€ 1,046	€ 234	€ 132